Income Tax Expense	6 Months Ended
Sep. 30, 2022
Income Tax Expense [Abstract]
INCOME TAX EXPENSE
19.	INCOME TAX EXPENSE

The Company is formed in Cayman Islands and is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

The Company’s subsidiary formed in British Virgin Island is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no British Virgin Island withholding tax is imposed.

The Company’s subsidiary formed in Hong Kong is subject to the profits tax on the taxable income derived from its activities conducted in Hong Kong. The applicable tax rate is 16.5% in Hong Kong. From year of assessment of 2019/2020 onwards, Hong Kong profits tax rates are 8.25% on assessable profits up to US$254,268 (HK$2,000,000), and 16.5% on any part of assessable profits over US$254,268 (HK$2,000,000).

The Company’s subsidiaries incorporated in the PRC are subject to profits tax rate at 25% for income generated and operation in the local jurisdiction.

	For the six months ended September 30,
	2022	2021
	US$	US$
Tax recognised in profit or loss
Current tax expense
Current period	199,897	-

Reconciliation of effective tax rate
Loss before income tax	(4,686,382)	(7,361,965)
Tax calculated at domestic tax rates applicable to profits in PRC (2022 and 2021: 25%)	(1,171,596)	(1,840,491)
Effect of tax rates in foreign jurisdiction	365,773	348,688
Tax effect of tax loss not recognized	1,005,720	1,491,803
Income tax expense	199,897	-

The full realization of the tax benefit associated with the carry forward depends predominantly upon the Company’s ability to generate taxable income during the carry forward period.

The Company’s subsidiaries incorporated in the PRC has unused net operating losses available for carry forward to future years for PRC income tax reporting purposes up to five years. No deferred tax asset has been recognized in respect of these tax losses due to the unpredictability of future profit streams.